INTANGIBLE ASSETS - Amortization expense (Details) $ in Thousands	Sep. 30, 2024 USD ($)
INTANGIBLE ASSETS
2024 (remainder)	$ 104
2025	344
2026	311
2027	253
2028	234
2029	179
Thereafter	254
Total	$ 1,679